Trade payables	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Trade payables
21.	Trade payables
The normal credit terms granted to the Group ranges from 30 to 120 days (2023: 30 to 120 days).
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Trade payables
21.	Trade payables
The normal credit terms granted to the Group ranges from 30 to 120 days (2023: 30 to 120 days).
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Trade payables

5. TRADE AND OTHER PAYABLES

Trade payables	7,730	7,730
Accrued expenses	2,896,874	70,000
Other payables *	45,093	239,513
Total	2,949,697	317,243

*	Other Payables Reconciliation (2022 IPO)

Opening Balance	239,513	-
Total capital invested as part of proposed listing	-	20,582,555
Interest earned on funding raised		130,339
Bank charges allocated against interest earned		(84,897)
Total capital refunded as part of proposed listing	(194,420)	(20,388,484)
Total	45,093	239,513

Other payables related to refunds due to investors in the proposed listing which have not been repaid due to third parties as they have not submitted their refund forms to the entity.

The carrying value of the trade and other payables equals its fair value due to the short-term nature thereof.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS